Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

13.	Related Party Transactions

The Company is party to a Commercial Letter with DHL International GmbH (“DHL International”), dated March 27, 2017 and amended on December 7, 2020, pursuant to which the Company has undertaken to use DHL International exclusively for the provision of express shipping services to the Company’s customers, subject to certain exclusions described therein, and DHL International has undertaken certain commitments relating to the prices under which its services are offered to the Company. The current term of the Commercial Letter ended on March 27, 2022 and was renewed automatically thereafter until terminated by either the Company or DHL International upon twelve (12) months’ notice. In addition, the Company is party to a services agreement with DHL International (UK) Limited (“DHL UK”), dated May 21, 2019, under which DHL UK provides the Company with express shipping services relating to the purchase and sale of the Company’s customers’ products. The service agreement continues until terminated by either the Company or DHL UK in accordance with its terms. The consideration paid by the Company to DHL UK pursuant to the service agreement is contingent upon the extent of the shipping services provided. The Company entered similar arrangements with other DHL affiliated entities. On November 17, 2022, the Company extended this agreement with DHL UK to be in effect until 2025. In connection with these arrangements, the Company recorded expenses included in Cost of revenue in the total amount of $129,629, $177,076 and $224,745 to DHL affiliated entities in the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2023 and 2024, the balances of accounts payable and accrued expenses in regards to DHL and its affiliated entities were $38,412 and $59,263, respectively (including duties charged by DHL).

The Company is a party to a service agreement with Smart GL Logistics Ltd, which was signed together with the JV agreement (see also note 2). As part of the service agreement the JV, among other things will contract, operate, provide and manage parcel transportation services for the Company. In connection with these arrangements, the Company recorded expenses included in cost of revenue in the total amount $7,058 to Smart GL Logistics Ltd in the year ended December 31, 2024. As of December 31, 2024, the balances of accounts payable in regard to JV entities were $2,242 (including duties charged by Smart GL Logistics Ltd).